RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Amounts due to officers
Due to officers	$ 4,273,733	$ 4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	3,673,733	4,123,732
Salaries and other compensation
Amounts due to officers
Due to officers	4,108,500	4,108,500
Invoices paid on behalf of the Company
Amounts due to officers
Due to officers	$ 165,233	$ 615,232